Long-term debt - Long-term debt maturities (Details) $ in Millions	Dec. 31, 2020 USD ($)
Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	$ 1,776.6
Future cash outflows in respect of associated interest and like carrying costs	219.1
Undiscounted contractual maturities	1,995.7
Composite long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,995.7
U.S. Dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,568.0
Future cash outflows in respect of associated interest and like carrying costs	173.9
Undiscounted contractual maturities	1,741.9
U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	58.2
Future cash outflows in respect of associated interest and like carrying costs	12.4
Undiscounted contractual maturities	70.6
U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,626.2
Future cash outflows in respect of associated interest and like carrying costs	186.3
Undiscounted contractual maturities	1,812.5
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	88.9
Future cash outflows in respect of associated interest and like carrying costs	19.8
Undiscounted contractual maturities	108.7
European euro | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	61.5
Future cash outflows in respect of associated interest and like carrying costs	13.0
Undiscounted contractual maturities	74.5
2021 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	92.9
2021 | U.S. Dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	42.5
2021 | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	14.9
2021 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	57.4
2021 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	22.1
2021 | European euro | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	13.4
2022 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	309.7
2022 | U.S. Dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	267.5
2022 | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	14.4
2022 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	281.9
2022 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	16.1
2022 | European euro | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	11.7
2023 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	66.7
2023 | U.S. Dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	30.0
2023 | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	13.1
2023 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	43.1
2023 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	15.7
2023 | European euro | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	7.9
2024 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	53.4
2024 | U.S. Dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	30.0
2024 | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	5.4
2024 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	35.4
2024 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	12.5
2024 | European euro | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	5.5
2025 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,212.1
2025 | U.S. Dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,198.0
2025 | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4.2
2025 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,202.2
2025 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	7.0
2025 | European euro | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	2.9
Thereafter | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	41.8
Thereafter | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	6.2
Thereafter | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	6.2
Thereafter | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	15.5
Thereafter | European euro | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	$ 20.1